Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011 Y
Buildings and improvements [Member]
Estimated useful lives of the related assets
Estimated useful lives of the related assets, Minimum	3
Estimated useful lives of the related assets, Maximum	40
Machinery and equipment [Member]
Estimated useful lives of the related assets
Estimated useful lives of the related assets, Minimum	2
Estimated useful lives of the related assets, Maximum	20
Automobiles, trucks, tractors and trailers [Member]
Estimated useful lives of the related assets
Estimated useful lives of the related assets, Minimum	3
Estimated useful lives of the related assets, Maximum	5
Furniture and fixtures [Member]
Estimated useful lives of the related assets
Estimated useful lives of the related assets, Minimum	2
Estimated useful lives of the related assets, Maximum	10